Cover	May 13, 2025	Mar. 22, 2024
Cover [Abstract]
Document Type		8-K
Document Period End Date	May 13, 2025
Entity Registrant Name		FATHOM HOLDINGS INC.
Entity Incorporation, State or Country Code		NC
Entity File Number		001-39412
Entity Tax Identification Number		82-1518164
Entity Address, Address Line One		2000 Regency Parkway Drive
Entity Address, Address Line Two		Suite 300
Entity Address, City or Town		Cary
Entity Address, State or Province		NC
Entity Address, Postal Zip Code		27518
City Area Code		888
Local Phone Number		455-6040
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, No Par Value
Trading Symbol		FTHM
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Entity Central Index Key		0001753162
Amendment Flag		false